20 Financial instruments (Details 14) - Dec. 31, 2019 R$ in Thousands, $ in Thousands, $ in Thousands	USD ($) R$ / $ $ / $	BRL (R$) R$ / $ $ / $	MXN ($) R$ / $ $ / $
First Quarter [Member] | US$
Disclosure of detailed information about financial instruments [line items]
Conversion rate at inception | R$ / $	2.0017	2.0017	2.0017
Closing rate | R$ / $	3.7448	3.7448	3.7448
Second Quarter [Member] | US$
Disclosure of detailed information about financial instruments [line items]
Conversion rate at inception | R$ / $	2.0017	2.0017	2.0017
Closing rate | R$ / $	3.9043	3.9043	3.9043
Third Quarter [Member] | US$
Disclosure of detailed information about financial instruments [line items]
Conversion rate at inception | R$ / $	2.0017	2.0017	2.0017
Closing rate | R$ / $	3.7734	3.7734	3.7734
Fourth Quarter [Member] | US$
Disclosure of detailed information about financial instruments [line items]
Conversion rate at inception | R$ / $	2.0017	2.0017	2.0017
Closing rate | R$ / $	4.0729	4.0729	4.0729
Braskem Idsea [Member]
Disclosure of detailed information about financial instruments [line items]
Gross nominal value | R$		R$ 267,146
Braskem Idsea [Member] | US$
Disclosure of detailed information about financial instruments [line items]
Total nominal value	$ 229,270
Braskem Idsea [Member] | MXN
Disclosure of detailed information about financial instruments [line items]
Total nominal value			$ 1,298,594
Braskem Idsea [Member] | First Quarter [Member]
Disclosure of detailed information about financial instruments [line items]
Conversion rate at inception | $ / $	13.6544	13.6544	13.6544
Closing rate | $ / $	19.2153	19.2153	19.2153
Gross nominal value | R$		R$ 60,811
Braskem Idsea [Member] | First Quarter [Member] | US$
Disclosure of detailed information about financial instruments [line items]
Total nominal value	$ 56,383
Braskem Idsea [Member] | First Quarter [Member] | MXN
Disclosure of detailed information about financial instruments [line items]
Total nominal value			$ 313,540
Braskem Idsea [Member] | Second Quarter [Member]
Disclosure of detailed information about financial instruments [line items]
Conversion rate at inception | $ / $	13.6544	13.6544	13.6544
Closing rate | $ / $	19.0768	19.0768	19.0768
Gross nominal value | R$		R$ 63,995
Braskem Idsea [Member] | Second Quarter [Member] | US$
Disclosure of detailed information about financial instruments [line items]
Total nominal value	$ 56,383
Braskem Idsea [Member] | Second Quarter [Member] | MXN
Disclosure of detailed information about financial instruments [line items]
Total nominal value			$ 305,731
Braskem Idsea [Member] | Third Quarter [Member]
Disclosure of detailed information about financial instruments [line items]
Conversion rate at inception | $ / $	13.6547	13.6547	13.6547
Closing rate | $ / $	19.6178	19.6178	19.6178
Gross nominal value | R$		R$ 70,181
Braskem Idsea [Member] | Third Quarter [Member] | US$
Disclosure of detailed information about financial instruments [line items]
Total nominal value	$ 57,629
Braskem Idsea [Member] | Third Quarter [Member] | MXN
Disclosure of detailed information about financial instruments [line items]
Total nominal value			$ 343,647
Braskem Idsea [Member] | Fourth Quarter [Member]
Disclosure of detailed information about financial instruments [line items]
Conversion rate at inception | $ / $	13.6549	13.6549	13.6549
Closing rate | $ / $	19.3564	19.3564	19.3564
Gross nominal value | R$		R$ 72,159
Braskem Idsea [Member] | Fourth Quarter [Member] | US$
Disclosure of detailed information about financial instruments [line items]
Total nominal value	$ 58,875
Braskem Idsea [Member] | Fourth Quarter [Member] | MXN
Disclosure of detailed information about financial instruments [line items]
Total nominal value			$ 335,676